Taxes (Tables)	12 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of reconciles statutory tax rates
	For the year ended June 30,
	2022	2021	2020
Tax benefit calculated at statutory tax rate	16.5%	16.5%	16.5%
Valuation allowance	(16.5)%	(16.5)%	(16.5)%
Effective tax rate	0.0%	0.0%	0.0%

Schedule of aggregate deferred tax assets
	As of June 30, 2022	As of June 30, 2021	As of June 30, 2020
Deferred tax assets:
Net operating loss carry forwards	$1,912,771	$659,669	437,456
Less: valuation allowance	(1,912,771)	(659,669)	(437,456)
Deferred tax asset, net	$-	$-	-